July 31, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Funds For Institutions Series
	    Post-Effective Amendment No. 16 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-14190
	    Investment Company Act File No. 811-5149)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Funds For
Institutions Series (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on July 29, 1997.

				 Very truly yours,

			Merrill Lynch Funds For Institutions Series

			By:    William M. Breen \s\
			     _________________________
				 William M. Breen
			    Senior Vice President, Chief
			   Financial Officer and Treasurer